Short Term Debts	12 Months Ended
Dec. 31, 2023
Short Term Debts [Abstract]
SHORT TERM DEBTS

NOTE 10:- SHORT TERM DEBTS

	December 31,
	2023
	Interest rate		December 31,
	%	Currency	2022	2023

Short-term loans from banks	3.4-6.8	NIS	$2,449	$2,772
Current maturities of long-term loans from financial institutions and banks	2.1-7.2	NIS	9,310	11,226
Current maturities of long-term loans from banks	7.5-8.1	USD	8,908	13,209
Accrued interest on long term debt	2.6- 3.14	NIS	23	75
Accrued interest on long term debt	6.07	USD	65	1,659
			$20,755	$28,941